Vessels, Port Terminals and Other Fixed Assets, net (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Balance	$ 1,139,539
Balance	995,689
Cost [Member]
Property, Plant and Equipment [Line Items]
Balance	1,600,313
Additions	6,881
Impairment losses	(89,888)
Vessel disposals	(142,782)
Transfers from oil storage plant and port facilities for liquid cargoes	5,645
Vessel acquisition	16,049
Transfers from deposits for vessels, port terminal and other fixed assets, net	51,461
Transfers to assets held for sale	(30,000)
Balance	1,417,679
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance	(460,774)
Additions	(29,474)
Impairment losses	68,258
Balance	(421,990)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance	1,139,539
Additions	(22,593)
Impairment losses	(21,630)
Vessel disposals	(142,782)
Transfers from oil storage plant and port facilities for liquid cargoes	5,645
Vessel acquisition	16,049
Transfers from deposits for vessels, port terminal and other fixed assets, net	51,461
Transfers to assets held for sale	(30,000)
Balance	$ 995,689